Transactions with Related Parties (Table)	12 Months Ended
Dec. 31, 2022
Transactions with Related Parties
Schedule of Aggregate loan transactions
	2022	2021

Balance, beginning of year	$16,072,431	$16,774,535
Loans - new Directors	2,274,378	0
New loans to existing Principal Officers/Directors	5,091,531	1,902,000
Repayment*	(7,720,758)	(2,604,104)
Balance, end of year	$15,717,582	$16,072,431